Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activites
Net Income (Loss)	$ 2,052.3	$ 1,638.0	$ 1,484.2
Income from Discontinued Operations, Net of Tax	283.7	47.5	10.3
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	1,768.6	1,590.5	1,473.9
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	2,009.7	1,897.6	1,712.5
Deferred Income Taxes	808.2	868.8	711.2
Asset Impairments and Other Related Charges	0.0	0.0	226.4
Carrying Costs Income	(23.5)	(33.2)	(30.2)
Allowance for Equity Funds Used During Construction	(131.9)	(102.9)	(72.7)
Mark-to-Market of Risk Management Contracts	52.5	(53.1)	38.5
Amortization of Nuclear Fuel	145.0	144.2	130.6
Pension and Postemployment Benefit Reserves	33.2	77.2	167.7
Pension Contributions to Qualified Plan Trust	(91.8)	(70.3)	0.0
Property Taxes	(52.4)	(41.8)	(35.4)
Fuel Over/Under-Recovery, Net	137.8	(35.5)	62.0
Deferral of Ohio Capacity Costs, Net	65.5	(113.5)	(214.4)
Change in Other Noncurrent Assets	(105.7)	35.6	(196.8)
Change in Other Noncurrent Liabilities	(89.0)	256.1	(152.3)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	200.2	(60.3)	22.9
Fuel, Materials and Supplies	(38.6)	100.8	119.2
Accounts Payable	16.5	(74.9)	94.1
Accrued Taxes, Net	120.2	0.4	86.2
Other Current Assets	(26.7)	(20.6)	15.4
Other Current Liabilities	(49.1)	237.3	(62.6)
Net Cash Flows from (Used for) Operating Activities	4,748.7	4,602.4	4,096.2
Investing Activities
Construction Expenditures	(4,508.0)	(4,130.0)	(3,616.4)
Change in Other Temporary Investments, Net	9.6	(31.1)	(11.2)
Purchases of Investment Securities	(2,282.7)	(1,088.0)	(927.4)
Sales of Investment Securities	2,218.4	1,031.8	858.4
Acquisitions of Nuclear Fuel	(92.0)	(116.2)	(153.7)
Acquisitions of Assets	(5.3)	(64.8)	(32.0)
Insurance Proceeds Related to Cook Plant Fire	0.0	0.0	72.0
Other Investing Activities	96.0	(7.6)	(7.5)
Net Cash Flows from (Used for) Investing Activities	(4,564.0)	(4,405.9)	(3,817.8)
Financing Activities
Issuance of Common Stock, Net	81.6	73.6	83.2
Issuance of Long-term Debt	3,436.6	2,067.0	3,206.6
Change in Short-term Debt, Net	(546.0)	589.0	(221.0)
Retirement of Long-term Debt	(2,397.9)	(1,777.4)	(2,595.4)
Make Whole Premium on Extinguishment of Long-term Debt	(92.7)	0.0	0.0
Proceeds from Nuclear Fuel Sale/Leaseback	0.0	0.0	110.2
Principal Payments for Capital Lease Obligations	(99.0)	(111.2)	(73.2)
Dividends Paid on Common Stock	(1,059.0)	(997.6)	(954.3)
Other Financing Activities	14.7	5.7	5.2
Net Cash Flows from (Used for) Financing Activities	(661.7)	(150.9)	(438.7)
Cash Provided by (Used in) Operating Activities, Discontinued Operations	69.8	11.1	9.5
Cash Provided by (Used in) Investing Activities, Discontinued Operations	548.8	(0.1)	(0.4)
Cash Provided by (Used in) Financing Activities, Discontinued Operations	(127.7)	(11.6)	(10.0)
Net Increase (Decrease) in Cash and Cash Equivalents	13.9	45.0	(161.2)
Cash and Cash Equivalents at Beginning of Period	162.5	117.5	278.7
Cash and Cash Equivalents at End of Period	176.4	162.5	117.5
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	857.2	838.5	882.1
Net Cash Paid (Received) for Income Taxes	120.2	117.3	(54.8)
Noncash Acquisitions Under Capital Leases	150.2	135.1	181.6
Construction Expenditures Included in Current Liabilities as of December 31,	741.4	559.3	492.4
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	37.9	44.5	0.0
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	2.2	3.4	4.4
Appalachian Power Co [Member]
Operating Activites
Net Income (Loss)	340.6	215.4	193.2
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	388.8	400.9	342.6
Deferred Income Taxes	227.5	144.7	75.7
Asset Impairments and Other Related Charges	0.0	0.0	39.3
Carrying Costs Income	(1.2)	(3.0)	(8.1)
Allowance for Equity Funds Used During Construction	(13.8)	(7.1)	(2.3)
Mark-to-Market of Risk Management Contracts	4.8	3.3	12.3
Pension Contributions to Qualified Plan Trust	(10.0)	(9.0)	0.0
Fuel Over/Under-Recovery, Net	(19.4)	(119.6)	59.2
Change in Other Noncurrent Assets	(56.9)	(14.9)	(1.4)
Change in Other Noncurrent Liabilities	(34.4)	51.8	20.2
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	51.7	68.6	12.5
Fuel, Materials and Supplies	(10.9)	76.0	28.0
Accounts Payable	0.3	(62.8)	(31.9)
Accrued Taxes, Net	(60.2)	(5.4)	81.2
Other Current Assets	(4.2)	(1.0)	5.6
Other Current Liabilities	(10.3)	23.8	(11.7)
Net Cash Flows from (Used for) Operating Activities	792.4	761.7	814.4
Investing Activities
Construction Expenditures	(636.2)	(497.4)	(381.0)
Change in Advances to Affiliates, Net	22.9	44.0	(69.5)
Other Investing Activities	13.9	(5.5)	(1.2)
Net Cash Flows from (Used for) Investing Activities	(599.4)	(458.9)	(451.7)
Financing Activities
Issuance of Long-term Debt	726.3	394.2	444.4
Change in Advances from Affiliates, Net	181.0	0.0	(174.0)
Retirement of Long-term Debt	(672.6)	(612.7)	(345.0)
Retirement of Long-term Debt - Affiliated	(86.0)	0.0	0.0
Make Whole Premium on Extinguishment of Long-term Debt	(92.7)	0.0	0.0
Principal Payments for Capital Lease Obligations	(5.5)	(5.6)	(5.5)
Dividends Paid on Common Stock	(243.8)	(80.0)	(285.0)
Other Financing Activities	0.5	1.2	1.5
Net Cash Flows from (Used for) Financing Activities	(192.8)	(302.9)	(363.6)
Net Increase (Decrease) in Cash and Cash Equivalents	0.2	(0.1)	(0.9)
Cash and Cash Equivalents at Beginning of Period	2.6	2.7	3.6
Cash and Cash Equivalents at End of Period	2.8	2.6	2.7
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	196.7	196.7	184.6
Net Cash Paid (Received) for Income Taxes	30.4	15.9	(27.8)
Noncash Acquisitions Under Capital Leases	31.8	4.9	4.4
Construction Expenditures Included in Current Liabilities as of December 31,	90.4	72.0	50.8
Noncash Contribution of Amos Plant from Parent	19.1	0.0	235.8
Indiana Michigan Power Co [Member]
Operating Activites
Net Income (Loss)	204.8	155.6	177.5
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	198.4	200.2	177.7
Deferred Income Taxes	94.2	70.2	129.1
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expenses, Net	11.2	20.0	(31.3)
Allowance for Equity Funds Used During Construction	(11.6)	(18.9)	(19.9)
Mark-to-Market of Risk Management Contracts	14.6	(6.1)	12.5
Amortization of Nuclear Fuel	145.0	144.2	130.6
Pension Contributions to Qualified Plan Trust	(14.6)	(8.9)	0.0
Fuel Over/Under-Recovery, Net	(17.7)	7.8	3.3
Change in Other Noncurrent Assets	(19.9)	(74.5)	(59.3)
Change in Other Noncurrent Liabilities	13.8	93.7	39.4
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	16.0	32.3	1.5
Fuel, Materials and Supplies	11.7	7.8	(8.8)
Accounts Payable	3.7	(20.4)	(11.2)
Accrued Taxes, Net	(14.3)	24.8	(23.9)
Other Current Assets	(4.8)	10.6	21.3
Other Current Liabilities	(7.0)	6.9	0.5
Net Cash Flows from (Used for) Operating Activities	623.5	645.3	539.0
Investing Activities
Construction Expenditures	(459.8)	(484.7)	(508.9)
Change in Advances to Affiliates, Net	1.8	42.4	61.1
Purchases of Investment Securities	(2,272.0)	(1,086.4)	(910.0)
Sales of Investment Securities	2,218.4	1,031.8	858.4
Acquisitions of Nuclear Fuel	(92.0)	(116.2)	(153.7)
Insurance Proceeds Related to Cook Plant Fire	0.0	0.0	72.0
Other Investing Activities	9.4	10.4	32.7
Net Cash Flows from (Used for) Investing Activities	(594.2)	(602.7)	(548.4)
Financing Activities
Issuance of Long-term Debt	310.7	205.6	348.9
Change in Advances from Affiliates, Net	151.8	142.5	0.0
Retirement of Long-term Debt	(332.1)	(218.5)	(370.3)
Proceeds from Nuclear Fuel Sale/Leaseback	0.0	0.0	110.2
Principal Payments for Capital Lease Obligations	(40.2)	(48.1)	(8.1)
Dividends Paid on Common Stock	(120.0)	(125.0)	(72.5)
Other Financing Activities	0.6	0.6	0.9
Net Cash Flows from (Used for) Financing Activities	(29.2)	(42.9)	9.1
Net Increase (Decrease) in Cash and Cash Equivalents	0.1	(0.3)	(0.3)
Cash and Cash Equivalents at Beginning of Period	1.0	1.3	1.6
Cash and Cash Equivalents at End of Period	1.1	1.0	1.3
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	84.5	81.6	90.1
Net Cash Paid (Received) for Income Taxes	21.2	(10.2)	(31.3)
Noncash Acquisitions Under Capital Leases	3.0	16.4	114.1
Construction Expenditures Included in Current Liabilities as of December 31,	95.8	66.1	85.4
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	37.9	44.5	0.0
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	2.2	3.4	4.4
Ohio Power Co [Member]
Operating Activites
Net Income (Loss)	232.7	216.4	410.0
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	217.5	213.7	382.6
Amortization of Generation Deferrals	169.1	110.9	0.0
Deferred Income Taxes	37.6	74.4	134.5
Asset Impairments and Other Related Charges	0.0	0.0	154.3
Carrying Costs Income	(11.8)	(26.5)	(16.3)
Amortization (Deferral) of Storm Costs	0.0	0.0	(1.8)
Allowance for Equity Funds Used During Construction	(8.8)	(6.9)	(5.0)
Mark-to-Market of Risk Management Contracts	31.7	(44.5)	17.6
Pension Contributions to Qualified Plan Trust	(7.7)	(6.5)	0.0
Property Taxes	(24.7)	(4.6)	(11.8)
Fuel Over/Under-Recovery, Net	(18.7)	62.1	36.2
Deferral of Ohio Capacity Costs, Net	(30.7)	(157.0)	(214.4)
Change in Regulatory Assets	86.2	115.7	(14.4)
Change in Other Noncurrent Assets	(52.9)	(41.4)	42.5
Change in Other Noncurrent Liabilities	27.9	97.1	(49.3)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	61.9	(29.8)	86.6
Fuel, Materials and Supplies	(25.2)	(7.2)	80.3
Accounts Payable	(64.3)	(30.3)	(2.9)
Customer Deposits	11.5	4.8	(0.8)
Accrued Taxes, Net	111.8	(7.2)	23.8
Other Current Assets	(2.8)	1.5	7.8
Other Current Liabilities	(9.1)	22.9	(59.5)
Net Cash Flows from (Used for) Operating Activities	731.2	557.6	1,000.0
Investing Activities
Construction Expenditures	(453.3)	(453.5)	(640.1)
Change in Restricted Cash for Securitized Funding	1.0	(9.3)	(19.4)
Change in Advances to Affiliates, Net	(18.6)	26.6	4.3
Acquisitions of Assets	(0.6)	(3.5)	(4.1)
Proceeds from Sales of Assets	3.3	1.2	63.0
Proceeds from Notes Receivable - Affiliated	86.0	178.6	0.0
Other Investing Activities	10.4	4.8	2.4
Net Cash Flows from (Used for) Investing Activities	(371.8)	(255.1)	(593.9)
Financing Activities
Capital Contributions from Parent	0.0	175.0	0.0
Issuance of Long-term Debt	0.0	0.0	1,378.3
Issuance of Long-term Debt - Affiliated	0.0	0.0	200.0
Change in Advances from Affiliates, Net	0.0	0.0	1.2
Retirement of Long-term Debt	(131.5)	(438.6)	(1,196.0)
Retirement of Long-term Debt - Affiliated	0.0	0.0	(400.0)
Principal Payments for Capital Lease Obligations	(3.9)	(5.1)	(17.2)
Dividends Paid on Common Stock	(225.0)	(35.0)	(375.0)
Other Financing Activities	1.2	1.1	2.0
Net Cash Flows from (Used for) Financing Activities	(359.2)	(302.6)	(406.7)
Net Increase (Decrease) in Cash and Cash Equivalents	0.2	(0.1)	(0.6)
Cash and Cash Equivalents at Beginning of Period	2.9	3.0	3.6
Cash and Cash Equivalents at End of Period	3.1	2.9	3.0
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	121.6	132.4	195.7
Net Cash Paid (Received) for Income Taxes	26.1	44.0	93.3
Noncash Acquisitions Under Capital Leases	2.7	4.8	7.7
Government Grants Included in Accounts Receivable as of December 31,	0.0	0.0	0.3
Construction Expenditures Included in Current Liabilities as of December 31,	34.3	43.4	92.3
Noncash Distribution of Cook Coal Terminal to Parent	0.0	0.0	(22.3)
Noncash Distribution of OPCo Generation to Parent	0.0	0.0	(3,080.9)
Public Service Co Of Oklahoma [Member]
Operating Activites
Net Income (Loss)	92.5	86.9	97.8
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	117.5	101.0	95.7
Deferred Income Taxes	58.3	74.7	53.8
Carrying Costs Income	0.0	0.0	(0.3)
Allowance for Equity Funds Used During Construction	(8.8)	(3.1)	(4.2)
Mark-to-Market of Risk Management Contracts	(1.4)	1.9	(6.4)
Pension Contributions to Qualified Plan Trust	(5.8)	(4.4)	0.0
Fuel Over/Under-Recovery, Net	111.8	(32.4)	(12.6)
Change in Regulatory Assets	(14.3)	16.7	(10.5)
Change in Other Noncurrent Assets	(25.7)	(22.6)	(6.6)
Change in Other Noncurrent Liabilities	5.0	(3.8)	(14.6)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	6.9	8.9	(4.4)
Fuel, Materials and Supplies	(2.2)	0.6	6.4
Accounts Payable	6.4	(26.3)	37.2
Accrued Taxes, Net	(10.2)	(5.6)	0.3
Other Current Assets	(1.0)	(0.8)	1.4
Other Current Liabilities	10.2	17.8	5.9
Net Cash Flows from (Used for) Operating Activities	339.2	209.5	238.9
Investing Activities
Construction Expenditures	(359.1)	(367.5)	(259.4)
Change in Advances to Affiliates, Net	(80.6)	0.0	10.6
Other Investing Activities	9.2	2.8	(2.1)
Net Cash Flows from (Used for) Investing Activities	(430.5)	(364.7)	(250.9)
Financing Activities
Issuance of Long-term Debt	248.8	75.0	49.7
Change in Advances from Affiliates, Net	(154.2)	117.5	36.7
Retirement of Long-term Debt	(0.4)	(34.1)	(0.4)
Principal Payments for Capital Lease Obligations	(3.6)	(3.7)	(3.5)
Dividends Paid on Common Stock	0.0	0.0	(71.2)
Other Financing Activities	0.7	0.6	0.6
Net Cash Flows from (Used for) Financing Activities	91.3	155.3	11.9
Net Increase (Decrease) in Cash and Cash Equivalents	0.0	0.1	(0.1)
Cash and Cash Equivalents at Beginning of Period	1.4	1.3	1.4
Cash and Cash Equivalents at End of Period	1.4	1.4	1.3
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	54.8	52.8	51.4
Net Cash Paid (Received) for Income Taxes	7.9	(21.2)	8.7
Noncash Acquisitions Under Capital Leases	3.6	2.3	5.8
Construction Expenditures Included in Current Liabilities as of December 31,	47.4	38.6	63.6
Southwestern Electric Power Co [Member]
Operating Activites
Net Income (Loss)	196.0	144.6	153.8
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	192.0	185.1	179.2
Deferred Income Taxes	41.9	239.4	81.9
Allowance for Equity Funds Used During Construction	(26.4)	(11.9)	(7.4)
Mark-to-Market of Risk Management Contracts	3.4	2.1	(1.5)
Pension Contributions to Qualified Plan Trust	(8.1)	(3.8)	0.0
Fuel Over/Under-Recovery, Net	28.3	(13.4)	(18.9)
Change in Regulatory Liabilities	(21.4)	(24.6)	(12.8)
Change in Other Noncurrent Assets	(1.6)	(3.6)	33.2
Change in Other Noncurrent Liabilities	15.4	25.1	0.8
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	20.5	25.5	(35.5)
Fuel, Materials and Supplies	(22.9)	6.3	6.6
Accounts Payable	(10.7)	4.4	12.8
Accrued Taxes, Net	29.7	(12.8)	25.3
Other Current Assets	1.1	(4.4)	(1.4)
Other Current Liabilities	(9.6)	21.2	1.7
Net Cash Flows from (Used for) Operating Activities	427.6	579.2	417.8
Investing Activities
Construction Expenditures	(540.6)	(511.4)	(411.5)
Change in Advances to Affiliates, Net	41.0	(41.0)	153.8
Other Investing Activities	5.9	5.1	(2.1)
Net Cash Flows from (Used for) Investing Activities	(493.7)	(547.3)	(259.8)
Financing Activities
Issuance of Long-term Debt	445.9	99.4	0.0
Credit Facility Borrowings	0.0	0.0	17.1
Change in Advances from Affiliates, Net	58.3	(9.2)	9.2
Retirement of Long-term Debt	(306.8)	(3.3)	(3.3)
Credit Facility Repayments	0.0	0.0	(19.7)
Principal Payments for Capital Lease Obligations	(17.7)	(18.3)	(18.1)
Dividends Paid on Common Stock	(120.0)	(100.0)	(125.0)
Dividends Paid on Common Stock	(3.6)	(4.3)	(3.8)
Other Financing Activities	0.8	1.0	0.8
Net Cash Flows from (Used for) Financing Activities	56.9	(34.7)	(142.8)
Net Increase (Decrease) in Cash and Cash Equivalents	(9.2)	(2.8)	15.2
Cash and Cash Equivalents at Beginning of Period	14.4	17.2	2.0
Cash and Cash Equivalents at End of Period	5.2	14.4	17.2
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	112.6	116.9	120.4
Net Cash Paid (Received) for Income Taxes	15.4	(152.2)	(35.4)
Noncash Acquisitions Under Capital Leases	7.4	4.1	9.4
Construction Expenditures Included in Current Liabilities as of December 31,	92.9	94.3	63.2
Noncash Contribution of Mutual Energy SWEPCo, LLC from Parent	(2.0)	0.0	0.0
Noncash Increase in Advances to Affiliates, Net due to Contribution of Mutual Energy SWEPCo, LLC	$ 2.0	$ 0.0	$ 0.0